John Hancock GA Senior Loan Trust
Portfolio of investments 3-31-24 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

Senior loans (A)(B) 105.6%				$629,328,282
(Cost $628,745,473)
Consumer discretionary 16.1%				95,880,080
Automobile components 1.7%
Paint Intermediate III LLC, 2022 USD Revolver (3 month CME Term SOFR + 5.750%) (C)	11.160	10-07-27	990,991	990,991
Paint Intermediate III LLC, 2022 USD Term Loan B1 (3 month CME Term SOFR + 5.750%)	11.163	10-06-28	8,896,396	8,985,360
Diversified consumer services 7.8%
Capital Construction LLC, Delayed Draw Term Loan (1 month CME Term SOFR + 6.000%)	11.423	10-22-26	5,235,165	5,287,517
Capital Construction LLC, Revolver (C)	—	10-22-26	824,176	824,176
Capital Construction LLC, Term Loan (1 month CME Term SOFR + 6.250%)	11.426	10-22-26	3,862,088	3,900,709
Leap Service Partners LLC, Delayed Draw Term Loan (C)	—	03-15-29	5,282,508	5,236,286
Leap Service Partners LLC, Revolver (C)	—	03-15-29	1,760,836	1,730,021
Leap Service Partners LLC, Term Loan A (3 month CME Term SOFR + 5.000%)	10.329	03-15-29	4,930,341	4,844,060
LUV Car Wash Group LLC, 2021 Delayed Draw Term Loan A (1 month CME Term SOFR + 7.150%)	12.480	12-09-26	1,903,161	1,903,161
LUV Car Wash Group LLC, 2021 Delayed Draw Term Loan B (1 month CME Term SOFR + 7.150%)	12.480	12-09-26	1,540,082	1,540,082
LUV Car Wash Group LLC, 2022 Delayed Draw Term Loan C (1 and 3 month CME Term SOFR + 7.150%) (C)	12.478	12-09-26	6,420,068	6,420,068
Perennial Services Group LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 6.000%)	11.443	09-07-29	6,311,234	6,311,234
Perennial Services Group LLC, Revolver (3 month CME Term SOFR + 6.250%) (C)	11.438	09-07-29	1,582,278	1,582,278
Perennial Services Group LLC, Term Loan (3 month CME Term SOFR + 6.000%)	11.443	09-07-29	7,053,165	7,053,165
Hotels, restaurants and leisure 2.1%
Bandon Fitness, Inc., Delayed Draw Term Loan (1 and 3 month CME Term SOFR + 6.000%) (C)	11.472	07-27-28	2,609,583	2,603,059
Bandon Fitness, Inc., Revolver (3 month CME Term SOFR + 6.000%) (C)	11.470	07-27-28	524,934	523,622
Bandon Fitness, Inc., Term Loan (3 month CME Term SOFR + 6.000%)	11.463	07-27-28	6,747,638	6,730,769
Fresh Holdco, Inc., Term Loan (3 month CME Term SOFR + 5.750%)	11.219	01-26-26	2,894,472	2,865,528
Leisure products 4.5%
4M Capital, Ltd., Revolver (C)	—	06-18-27	2,310,000	2,263,800
4M Capital, Ltd., Term Loan A (3 month CME Term SOFR + 5.250%)	10.523	06-18-27	15,190,000	14,886,200
GSM Acquisition Corp., Delayed Draw Term Loan (1 month CME Term SOFR + 5.000%)	10.441	11-16-26	889,222	889,222
GSM Acquisition Corp., Revolver (C)	—	11-16-26	825,949	825,949
GSM Acquisition Corp., Term Loan (1 month CME Term SOFR + 5.000%)	10.441	11-16-26	7,682,823	7,682,823
See notes to Portfolio of investments

John Hancock GA Senior Loan Trust
Portfolio of investments 3-31-24 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Consumer staples 5.7%				$33,695,221
Consumer staples distribution and retail 4.1%
City Line Distributors, Delayed Draw Term Loan (1 month CME Term SOFR + 6.000%)	11.434	08-31-28	2,503,129	2,503,129
City Line Distributors, Revolver (C)	—	08-31-28	1,042,970	1,042,970
City Line Distributors, Term Loan (1 month CME Term SOFR + 6.000%)	11.441	08-31-28	6,226,533	6,226,533
PAK Quality Foods Acquisition LLC, Delayed Draw Term Loan (C)	—	12-28-29	2,686,567	2,632,836
PAK Quality Foods Acquisition LLC, Revolver (C)	—	12-28-29	1,567,164	1,535,821
PAK Quality Foods Acquisition LLC, Term Loan (1 month CME Term SOFR + 6.250%)	11.690	12-28-29	10,719,403	10,505,015
Household products 1.6%
Walnut Parent, Inc., 2022 2nd Amendment Incremental Term Loan (3 month CME Term SOFR + 5.500%)	10.959	11-09-27	2,574,966	2,497,717
Walnut Parent, Inc., Term Loan (3 month CME Term SOFR + 5.500%)	10.959	11-09-27	6,960,000	6,751,200
Financials 4.0%				23,699,873
Capital markets 1.7%
Steward Partners Global Advisory LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 5.250%) (C)	10.901	10-03-29	4,276,929	4,276,929
Steward Partners Global Advisory LLC, Revolver (C)	—	10-03-27	1,428,571	1,428,571
Steward Partners Global Advisory LLC, Term Loan (3 month CME Term SOFR + 5.250%)	10.717	10-03-29	4,221,429	4,221,429
Insurance 2.3%
Simplicity Financial Marketing Holdings, Inc., 2022 3rd Amendment Delayed Draw Term Loan (3 month CME Term SOFR + 6.000%)	11.498	12-02-26	1,597,621	1,593,627
Simplicity Financial Marketing Holdings, Inc., 2022 3rd Amendment Term Loan (3 month CME Term SOFR + 5.750%)	11.498	12-02-26	1,119,318	1,116,520
Simplicity Financial Marketing Holdings, Inc., 6th Amendment Delayed Draw Term Loan (3 month CME Term SOFR + 6.000%) (C)	11.321	12-02-26	3,849,291	3,839,668
Simplicity Financial Marketing Holdings, Inc., 6th Amendment Revolver (C)	—	12-02-26	186,846	186,379
Simplicity Financial Marketing Holdings, Inc., Delayed Draw Term Loan (3 month CME Term SOFR + 6.290%)	11.788	12-02-26	2,015,204	2,015,204
Simplicity Financial Marketing Holdings, Inc., Revolver (C)	—	12-02-26	460,903	459,750
Simplicity Financial Marketing Holdings, Inc., Term Loan (3 month CME Term SOFR + 6.290%)	11.788	12-02-26	4,561,796	4,561,796
Health care 21.4%				127,270,699
Health care equipment and supplies 2.3%
Avante Health Solutions, Revolver (1 month CME Term SOFR + 4.750%) (C)	10.177	07-15-27	573,576	170,639
Avante Health Solutions, Term Loan (1 month CME Term SOFR + 4.750%)	10.176	07-15-27	3,767,261	1,120,760
CPC/Cirtec Holdings, Inc., 2023 USD Term Loan (3 month CME Term SOFR + 6.250%)	11.598	01-30-29	12,375,000	12,313,125
See notes to Portfolio of investments

John Hancock GA Senior Loan Trust
Portfolio of investments 3-31-24 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services 19.1%
BrightView LLC, Delayed Draw Term Loan (1 month CME Term SOFR + 6.000%)	11.441	04-12-24	697,773	$676,840
BrightView LLC, Revolver (1 month CME Term SOFR + 6.000%) (C)	11.441	12-14-26	315,217	305,761
BrightView LLC, Term Loan (1 month CME Term SOFR + 6.000%)	11.441	12-14-26	5,237,823	5,080,688
Guided Practice Solutions Dental LLC, 3rd Amendment Delayed Draw Term Loan (1 month CME Term SOFR + 6.250%)	11.695	11-24-29	4,895,834	4,883,595
Guided Practice Solutions Dental LLC, Delayed Draw Term Loan (1 month CME Term SOFR + 6.250%)	11.695	11-24-29	3,863,752	3,854,093
Guided Practice Solutions Dental LLC, Term Loan (1 month CME Term SOFR + 6.250%)	11.695	11-24-29	6,087,433	6,072,215
IMA Group Management Company LLC, 2023 Delayed Draw Term Loan (C)	—	06-30-28	4,105,090	3,961,412
IMA Group Management Company LLC, 2023 Revolver (3 month CME Term SOFR + 6.750%) (C)	12.249	06-30-28	821,018	792,282
IMA Group Management Company LLC, 2023 Term Loan (3 month CME Term SOFR + 6.750%)	12.248	06-30-28	9,998,337	9,648,396
In Vitro Sciences LLC, 2024 Delayed Draw Term Loan (1 month CME Term SOFR + 6.000%) (C)	11.445	02-28-29	2,783,626	2,727,953
In Vitro Sciences LLC, 2024 Revolver (C)	—	02-28-29	695,906	681,988
In Vitro Sciences LLC, 2024 Term Loan (1 month CME Term SOFR + 6.000%)	11.445	02-28-29	12,178,363	11,934,796
Insignia Finance Merger Sub LLC, 2023 Incremental Term Loan (3 month CME Term SOFR + 5.500%)	10.998	05-04-30	3,081,993	2,943,303
Insignia Finance Merger Sub LLC, Revolver (3 month CME Term SOFR + 6.500%) (C)	11.998	12-23-27	1,673,077	1,597,788
Insignia Finance Merger Sub LLC, Term Loan (3 month CME Term SOFR + 5.500%)	10.824	12-23-27	5,506,920	5,259,109
MWD Management LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 5.000%)	10.409	06-15-27	3,950,000	3,930,250
MWD Management LLC, Revolver (3 month CME Term SOFR + 5.000%)	10.409	06-15-27	1,000,000	995,000
MWD Management LLC, Term Loan (3 month CME Term SOFR + 5.000%)	10.409	06-15-27	4,925,000	4,900,375
OIS Management Services LLC, 2022 1st Lien Delayed Draw Term Loan (3 month CME Term SOFR + 5.750%)	11.161	11-16-28	2,546,615	2,572,082
OIS Management Services LLC, 2022 1st Lien Revolver (C)	—	11-16-28	769,231	769,231
OIS Management Services LLC, 2022 Term Loan (3 month CME Term SOFR + 5.750%)	11.159	11-16-28	6,600,000	6,666,000
Pediatric Home Respiratory Services LLC, 2022 Incremental Delayed Draw Term Loan (Prime rate + 5.250% and 3 month CME Term SOFR + 6.250%)	12.328	12-04-25	2,287,913	2,287,913
Pediatric Home Respiratory Services LLC, 2023 Term Loan (1 and 3 month CME Term SOFR + 6.250%)	11.714	12-04-25	4,083,812	4,083,812
Pediatric Home Respiratory Services LLC, Delayed Draw Term Loan (Prime rate + 4.750% and 3 month CME Term SOFR + 6.250%)	12.019	12-04-25	2,657,068	2,637,140
Premier Imaging LLC, 2021 4th Amendment Delayed Draw Term Loan (3 month CME Term SOFR + 6.000%)	11.610	01-02-25	1,366,972	1,271,284
See notes to Portfolio of investments

John Hancock GA Senior Loan Trust
Portfolio of investments 3-31-24 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Premier Imaging LLC, 2021 4th Amendment Term Loan (3 month CME Term SOFR + 6.000%)	11.610	01-02-25	5,042,013	$4,689,072
Refocus Management Services LLC, Delayed Draw Term Loan (C)	—	02-14-29	2,302,632	2,256,579
Refocus Management Services LLC, Revolver (C)	—	02-14-29	460,526	451,316
Refocus Management Services LLC, Term Loan (3 month CME Term SOFR + 6.250%)	11.657	02-14-29	5,986,842	5,867,105
Southern Orthodontic Partners Management LLC, 4th Amendment Delayed Draw Term Loan (3 month CME Term SOFR + 6.000%)	11.610	01-27-26	9,893,531	9,868,797
Industrials 43.8%				261,288,335
Building products 1.2%
Lockmasters Security Intermediate, Inc., Amendment No. 3 Term Loan (3 month CME Term SOFR + 6.000%)	11.321	09-01-27	4,831,663	4,759,189
Lockmasters Security Intermediate, Inc., Delayed Draw Term Loan (C)	—	09-01-27	1,756,547	1,730,199
Lockmasters Security Intermediate, Inc., Revolver (C)	—	09-01-27	411,789	405,613
Commercial services and supplies 13.9%
BCTS Parent LLC, Delayed Draw Term Loan (C)	—	12-26-29	4,874,158	4,776,675
BCTS Parent LLC, Revolver (1 month CME Term SOFR + 5.250%) (C)	10.569	12-26-29	1,772,421	1,736,973
BCTS Parent LLC, Term Loan (3 month CME Term SOFR + 5.250%)	10.563	12-26-29	7,071,960	6,930,521
Beary Landscaping LLC, Delayed Draw Term Loan (1 month CME Term SOFR + 4.750%) (C)	11.079	11-22-29	2,109,507	2,062,043
Beary Landscaping LLC, Revolver (C)	—	11-22-29	2,112,676	2,065,141
Beary Landscaping LLC, Term Loan (3 month CME Term SOFR + 5.750%)	11.068	11-22-29	9,483,275	9,269,901
MC Group Ventures Corp., 2021 Delayed Draw Term Loan (3 month CME Term SOFR + 5.500%) (C)	10.913	06-30-27	2,543,103	2,543,103
MC Group Ventures Corp., 2021 Revolver (C)	—	06-30-27	517,857	517,857
MC Group Ventures Corp., 2021 Term Loan (3 month CME Term SOFR + 5.500%)	10.913	06-30-27	4,028,929	4,028,929
Orion Group Holdco LLC, 2022 1st Amendment Term Loan (3 month CME Term SOFR + 6.500%)	12.110	03-19-27	508,200	501,848
Orion Group Holdco LLC, 2022 First A&R Amendment Incremental DDTL (3 month CME Term SOFR + 6.500%)	12.110	03-19-27	2,278,535	2,250,053
Orion Group HoldCo LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 6.000%)	11.610	03-19-27	3,277,269	3,195,337
Orion Group HoldCo LLC, Revolver (3 month CME Term SOFR + 6.000%) (C)	11.566	03-19-27	671,296	654,514
Orion Group HoldCo LLC, Term Loan (3 month CME Term SOFR + 6.000%)	11.610	03-19-27	3,149,722	3,070,979
Renovation Systems LLC, 2024 2nd Amendment Delayed Draw Term Loan B (3 month CME Term SOFR + 6.000%) (C)	11.443	01-23-28	1,258,937	1,236,905
Renovation Systems LLC, 2024 2nd Amendment Revolver (C)	—	01-23-28	626,313	615,352
Renovation Systems LLC, 2024 2nd Amendment Term Loan (3 month CME Term SOFR + 6.000%)	11.485	01-23-28	9,670,647	9,501,410
See notes to Portfolio of investments

John Hancock GA Senior Loan Trust
Portfolio of investments 3-31-24 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
Security Services Acquisition Sub Corp., 2023 6th Amendment Term Loan A (1 month CME Term SOFR + 6.000%)	11.426	01-19-30	2,025,784	$2,025,784
Security Services Acquisition Sub Corp., 2023 7th Amendment DDTL (1 month CME Term SOFR + 6.000%)	11.426	01-19-30	1,086,028	1,086,028
Security Services Acquisition Sub Corp., 2023 Additional Term Loan A (1 month CME Term SOFR + 6.000%)	11.426	01-19-30	471,075	471,075
Security Services Acquisition Sub Corp., 2023 Delay Draw Term Loan (1 month CME Term SOFR + 6.000%)	11.426	01-19-30	560,500	560,500
Security Services Acquisition Sub Corp., 2023 Eighth Amendment Delayed Draw Term Loan (1 month CME Term SOFR + 6.000%)	11.426	01-19-30	7,125,000	7,125,000
Security Services Acquisition Sub Corp., 2023 Fifth Amendment Delayed Draw Term Loan (1 month CME Term SOFR + 6.000%)	11.426	01-19-30	477,017	477,017
Security Services Acquisition Sub Corp., 2023 Fifth Amendment Term Loan A (1 month CME Term SOFR + 6.000%)	11.426	01-19-30	669,031	669,031
Security Services Acquisition Sub Corp., 2024 11th Amendment Term Loan A (1 month CME Term SOFR + 6.000%)	11.426	01-19-30	3,204,030	3,204,030
XpressMyself.com LLC, 2023 Incremental Term Loan (3 month CME Term SOFR + 5.750%)	11.171	09-07-28	2,481,250	2,456,438
XpressMyself.com LLC, Revolver (C)	—	09-07-28	1,470,588	1,444,853
XpressMyself.com LLC, Term Loan (3 month CME Term SOFR + 5.500%)	10.926	09-07-28	8,401,471	8,254,445
Professional services 9.2%
BlueHalo Financing Holdings LLC, Revolver (C)	—	10-31-25	1,403,226	1,385,685
BlueHalo Financing Holdings LLC, Term Loan A (1 and 3 month CME Term SOFR + 4.750%)	10.095	10-31-25	9,316,674	9,200,216
Gannet Fleming, Inc., Revolver (C)	—	12-20-28	1,363,636	1,363,636
Gannet Fleming, Inc., Term Loan (3 month CME Term SOFR + 6.500%)	11.948	12-16-29	8,528,409	8,698,977
Health Management Associates, Inc., 2023 Delayed Draw Term Loan (3 month CME Term SOFR + 6.500%) (C)	11.691	03-30-29	1,765,660	1,765,660
Health Management Associates, Inc., 2023 Revolver (C)	—	03-30-29	711,238	711,238
Health Management Associates, Inc., 2023 Term Loan A (3 month CME Term SOFR + 6.250%)	11.691	03-30-29	9,767,368	9,767,368
LAC Intermediate LLC, 2022 Delayed Draw Term Loan (1 month CME Term SOFR + 6.250%)	11.672	02-28-27	990,000	990,000
LAC Intermediate LLC, 2022 Revolver (1 month CME Term SOFR + 6.250%) (C)	11.679	02-28-27	500,000	500,000
LAC Intermediate LLC, 2022 Term Loan (1 month CME Term SOFR + 6.250%)	11.676	02-28-27	10,862,990	10,862,990
Management Consulting & Research LLC, 2022 Delayed Draw Term Loan (3 month CME Term SOFR + 5.750%)	11.109	10-29-27	2,730,414	2,730,414
Management Consulting & Research LLC, Revolver (C)	—	08-16-27	909,498	909,498
Management Consulting & Research LLC, Term Loan (3 month CME Term SOFR + 5.750%)	11.084	08-16-27	6,197,841	6,197,841
Trading companies and distributors 19.5%
Crane Engineering Sales LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 5.250%) (C)	10.576	08-27-29	6,000,000	5,970,000
See notes to Portfolio of investments

John Hancock GA Senior Loan Trust
Portfolio of investments 3-31-24 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
Crane Engineering Sales LLC, Revolver (C)	—	08-27-29	2,000,000	$1,990,000
Crane Engineering Sales LLC, Term Loan (6 month CME Term SOFR + 5.250%)	10.434	08-27-29	6,982,500	6,947,588
Genuine Cable Group LLC, 2022 3rd Amendment Incremental Term Loan (1 month CME Term SOFR + 5.750%)	11.180	11-02-26	9,850,000	9,529,875
Krayden Holdings, Inc., Delayed Draw Term Loan A (C)	—	03-01-29	1,484,375	1,484,375
Krayden Holdings, Inc., Delayed Draw Term Loan B (C)	—	03-01-29	1,484,375	1,484,375
Krayden Holdings, Inc., Revolver (C)	—	03-01-29	1,562,500	1,562,500
Krayden Holdings, Inc., Term Loan A (1 month CME Term SOFR + 5.750%)	11.198	03-01-29	7,889,062	7,889,062
M&D Midco, Inc., 2024 1st Amendment Delayed Draw Term Loan (1 month CME Term SOFR + 5.500%) (C)	10.932	08-31-28	5,225,172	5,277,424
M&D Midco, Inc., Delayed Draw Term Loan (1 and 3 month CME Term SOFR + 5.500%)	10.962	08-31-28	2,281,869	2,304,688
M&D Midco, Inc., Revolver (Prime rate + 4.500% and 3 month CME Term SOFR + 5.500%) (C)	12.158	08-31-28	1,146,789	1,146,789
M&D Midco, Inc., Term Loan (3 month CME Term SOFR + 5.500%)	10.993	08-31-28	6,461,239	6,525,851
PVI Holdings, Inc., Term Loan (3 month CME Term SOFR + 5.940%)	12.065	09-30-27	9,850,000	9,948,500
SBP Holding LP, 2023 1st Lien Delayed Draw Term Loan (C)	—	12-24-29	1,451,613	1,440,726
SBP Holding LP, 2023 Revolver (1 month CME Term SOFR + 5.750%) (C)	11.076	12-24-29	1,451,613	1,440,726
SBP Holding LP, 2023 Term Loan (1 month CME Term SOFR + 5.750%)	11.076	12-24-29	12,096,774	12,006,048
SurfacePrep Buyer LLC, Delayed Draw Term Loan (C)	—	02-04-30	1,986,301	1,946,575
SurfacePrep Buyer LLC, Revolver (3 month CME Term SOFR + 5.000%) (C)	10.334	02-04-30	1,986,301	1,946,575
SurfacePrep Buyer LLC, Term Loan (3 month CME Term SOFR + 5.000%)	10.317	02-04-30	10,527,397	10,316,849
Tilley Chemical Company, Inc., Delayed Draw Term Loan (3 month CME Term SOFR + 6.000%)	11.498	12-31-26	1,457,436	1,391,851
Tilley Chemical Company, Inc., Revolver (C)	—	12-31-26	1,433,761	1,369,241
Tilley Chemical Company, Inc., Term Loan A (3 month CME Term SOFR + 5.500%)	11.498	12-31-26	6,611,785	6,314,255
WWEC Holdings III Corp., 2024 Incremental Delayed Draw Term Loan (3 month CME Term SOFR + 5.750%) (C)	11.073	10-03-28	5,545,418	5,545,418
WWEC Holdings III Corp., Delayed Draw Term Loan (3 month CME Term SOFR + 5.750%)	11.098	09-30-24	1,535,057	1,535,057
WWEC Holdings III Corp., Revolver (C)	—	10-03-27	2,166,827	2,166,827
WWEC Holdings III Corp., Term Loan (3 month CME Term SOFR + 5.750%)	11.059	10-03-29	7,096,894	7,096,894
Information technology 6.9%				41,360,754
IT services 2.8%
AIDC Intermediate LLC, Term Loan (3 month CME Term SOFR + 6.250%)	11.719	07-22-27	9,875,000	9,899,688
Nxgen Buyer, Inc., 2021 Term Loan (3 month CME Term SOFR + 4.750%)	9.825	10-31-25	2,199,375	2,177,381
See notes to Portfolio of investments

John Hancock GA Senior Loan Trust
Portfolio of investments 3-31-24 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
IT services (continued)
Nxgen Buyer, Inc., Term Loan (3 month CME Term SOFR + 4.500%)	9.943	10-31-25	4,823,678	$4,751,322
Software 4.1%
Alta Buyer LLC, 2022 Incremental Term Loan (3 month CME Term SOFR + 6.000%)	11.459	12-21-27	9,850,000	9,850,000
Andretti Buyer LLC, Revolver (C)	—	06-30-26	897,364	897,364
Andretti Buyer LLC, Term Loan (3 month CME Term SOFR + 4.750%)	10.198	06-30-26	3,958,684	3,958,684
Trimech Acquisition Corp., Revolver (Prime rate + 3.750%) (C)	12.250	03-10-28	1,315,789	1,315,789
Trimech Acquisition Corp., Term Loan (3 month CME Term SOFR + 4.750%)	10.248	03-10-28	8,510,526	8,510,526
Materials 7.7%				46,133,320
Chemicals 5.4%
Chemtron Supply LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 6.000%) (C)	11.075	03-03-30	4,166,667	4,166,667
Chemtron Supply LLC, Revolver (C)	—	03-03-28	2,083,333	2,083,333
Chemtron Supply LLC, Term Loan (3 month CME Term SOFR + 5.750%)	11.098	03-03-30	6,183,958	6,183,958
Chroma Color Corp., Delayed Draw Term Loan (C)	—	04-23-29	2,083,333	2,083,333
Chroma Color Corp., Revolver (C)	—	04-21-29	833,333	833,333
Chroma Color Corp., Term Loan (3 month CME Term SOFR + 6.000%)	11.319	04-23-29	9,511,458	9,511,458
DCG Acquisition Corp., Second Lien Term Loan (1 month CME Term SOFR + 8.500%)	13.926	09-30-27	5,000,000	5,000,000
Polymer Solutions Group LLC, 2019 Revolver (C)	—	11-26-25	463,768	462,609
Polymer Solutions Group LLC, 2019 Term Loan (3 month CME Term SOFR + 4.500%)	9.967	11-26-26	1,850,242	1,845,616
Containers and packaging 0.7%
Comar Holding Company LLC, 2018 Term Loan (3 month CME Term SOFR + 2.000% and 4.750% PIK)	12.080	06-18-26	1,748,961	1,569,692
Comar Holding Company LLC, 2nd Amendment Delayed Draw Term Loan (3 month CME Term SOFR + 2.000% and 4.750% PIK)	12.080	06-18-26	743,585	667,367
Comar Holding Company LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 2.000% and 4.750% PIK)	12.080	06-18-26	215,171	193,116
Comar Holding Company LLC, First Amendment Delayed Draw Term Loan (3 month CME Term SOFR + 2.000% and 4.750% PIK)	12.080	06-18-26	403,463	362,108
Comar Holding Company LLC, First Amendment Term Loan (3 month CME Term SOFR + 2.000% and 4.750% PIK)	12.080	06-18-26	1,594,631	1,431,182
Comar Holding Company LLC, Revolver (3 month CME Term SOFR + 2.000% and 4.750% PIK)	12.080	06-18-26	283,268	254,233
Paper and forest products 1.6%
I.D. Images Acquisition LLC, Incremental Term Loan 5 (1 month CME Term SOFR + 6.350%)	11.676	11-30-29	9,485,315	9,485,315

See notes to Portfolio of investments

John Hancock GA Senior Loan Trust
Portfolio of investments 3-31-24 (unaudited)

	Yield (%)	Shares	Value

Short-term investments 0.0%			$125,665
(Cost $125,665)
Short-term funds 0.0%			125,665
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.2417(D)	125,665	125,665

Total investments (Cost $628,871,138) 105.6%	$629,453,947
Less unfunded loan commitments (16.0%)	(95,201,340)
Net investments (Cost $533,669,798) 89.6%	$534,252,607
Other assets and liabilities, net 10.4%	62,059,014
Total net assets 100.0%	$596,311,621

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend
CME	CME Group Published Rates
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	Securities are valued using significant unobservable inputs and are classified as Level 3 in the fair value hierarchy.
(B)	Senior loans are variable rate obligations which generally pay interest rates that are periodically redetermined by reference to a base lending rate and spread, which are both subject to change. The rate shown represents the rate at period end.
(C)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread of the funded portion, if any. No interest rate is determined for unfunded positions. See Note 2 for more information.
(D)	The rate shown is the annualized seven-day yield as of 3-31-24.
See notes to Portfolio of investments

John Hancock GA Senior Loan Trust
Notes to Portfolio of investments 3-31-24 (unaudited)

Security valuation. Investments are valued at the end of each month at a minimum. The fund invests primarily in senior loans. Manulife Investment Management Private Markets (US) LLC (the Advisor), assisted by its Pricing Committee (composed of officers of the Advisor and its affiliates), determines the fair value of the fund’s securities that are not publicly traded or whose market prices are not readily available pursuant to procedures established by the Advisor and adopted by the Board of Trustees. In connection with that determination, portfolio valuations are prepared in accordance with the Advisor’s valuation policy using valuation obtained from independent valuation firms and/or proprietary models.
Valuation techniques include discounted cash flow models, comparison with similar instruments for which observable market prices exist and other valuation models. Assumptions and inputs used in valuation techniques include risk-free and benchmark interest rates, credit spreads and other inputs used in estimating discount rates. For senior loans, the fund uses valuations from independent valuation firms, which are based on models developed from recognized accounting principles generally accepted in the United States of America valuation approaches under ASC 820. Some or all of the significant inputs into these models may be unobservable and are derived either from observable market prices or rates or are estimated based on unobservable assumptions. Valuation models that employ significant unobservable inputs require a higher degree of management judgment and estimation in the determination of fair value. Judgment and estimation are usually required for the selection of the appropriate valuation model to be used, determination of expected future cash flows on the financial instrument being valued, determination of the probability of counterparty default and prepayments and selection of appropriate discount rates.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
Senior loan investments are measured at fair value based on the present value of the expected cash flows of the loans. There are no quoted prices in active markets. Assumptions and inputs used in the valuation of senior loan investments include prepayment estimates, determination of the discount rate based on the risk-free interest rate adjusted for credit risk (including estimation of probability of default), liquidity and any other adjustments that the independent valuation firm believes that a third-party market participant would take into account in pricing a transaction. Senior loan investment valuations rely primarily on the use of significant unobservable inputs, including credit assumptions, which require significant judgment and, accordingly, are classified as Level 3.
Other debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Other debt obligations are generally classified as Level 2.
Investments in open-end mutual funds are valued at their respective net asset values each business day and are generally classified as Level 1.

John Hancock GA Senior Loan Trust
Notes to Portfolio of investments 3-31-24 (unaudited)

The following is a summary of the values by input classification of the fund’s investments as of March 31, 2024 by major security category or type:
	Total value at 3-31-24	Level 1 quoted price	Level 2 Significant observable inputs	Level 3 Significant unobservable inputs
Investments in securities:
Assets
Senior loans (less unfunded loan commitments)	$534,126,942	—	—	$534,126,942
Short-term investments	125,665	$125,665	—	—
Total investments in securities	$534,252,607	$125,665	—	$534,126,942
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. There were no transfers into or out of Level 3 during the period.
Senior loans
Balance as of 12-31-23	$458,573,163
Purchases	96,717,950
Sales	(23,475,064)
Realized gain (loss)	190,955
Net amortization of (premium) discount	459,206
Change in unrealized appreciation (depreciation)	1,660,732
Balance as of 3-31-24	$534,126,942
Change in unrealized appreciation (depreciation) at period end*	$1,442,250
*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 3-31-24	Valuation technique	Significant unobservable inputs	Input/Range*	Input Weighted Average*
Senior loans	$528,201,366	Discounted cash flow	Discount rate	7.34% - 17.42%	10.73%
	4,978,323	Recent transaction	Transaction price	$98.25	$98.25
	947,253	Liquidation value	Debt coverage Liquidation value Market discount	23.43% $23.418mm 20%	23.43% $23.418mm 20%
Total	$534,126,942

*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of March 31, 2024 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Debt coverage	Increase	Decrease
Discount rate/Market discount	Decrease	Increase
Liquidation value	Increase	Decrease
Transaction price	Increase	Decrease
Due to the inherent uncertainty of determining the fair value of Level 3 investments, the fair value of the investments may differ significantly from the values that would have been used had a ready market for such securities existed and may differ materially from the values that may ultimately be received or settled.

John Hancock GA Senior Loan Trust
Notes to Portfolio of investments 3-31-24 (unaudited)

Further, such investments will generally be subject to legal and other restrictions, or otherwise will be less liquid than publicly traded instruments. If the fund is required to liquidate a portfolio investment in a forced or liquidation sale, the fund might realize significantly less than the value at which such investment will have been previously been recorded. The fund’s investments will be subject to market risk. Market risk is the potential for changes in the value due to market changes. Market risk is directly impacted by the volatility and liquidity in the markets in which the investments are traded.
As of March 31, 2024, the fund had the following unfunded commitments outstanding:
Unfunded Term Loan	Principal on Delayed Draw Term Loan	Principal on Revolver	Unrealized Appreciation (Depreciation)
4M Capital, Ltd.	—	$2,310,000	($14,401)
Andretti Buyer LLC	—	897,364	1,961
Avante Health Solutions	—	344,146	(238,905)
Bandon Fitness, Inc.	$836,817	207,874	4,487
BCTS Parent LLC	4,874,158	1,595,179	(51,764)
Beary Landscaping LLC	845,070	2,112,676	(18,168)
BlueHalo Financing Holdings LLC	—	1,403,226	(8,734)
BrightView LLC	—	236,413	(5,790)
Capital Construction LLC	—	824,176	11,001
Chemtron Supply LLC	2,083,333	2,083,333	102,579
Chroma Color Corp.	2,083,333	833,333	56,487
City Line Distributors	—	1,042,970	23,728
Crane Engineering Sales LLC	1,157,000	2,000,000	30,767
Gannet Fleming, Inc.	—	1,363,636	27,087
GSM Acquisition Corp.	—	825,949	5,508
Health Management Associates, Inc.	1,209,104	711,238	49,718
IMA Group Management Company LLC	4,105,090	328,407	(51,027)
In Vitro Sciences LLC	27,836	695,906	(4,076)
Insignia Finance Merger SUB LLC	—	780,769	(30,248)
Krayden Holdings, Inc.	2,968,750	1,562,500	112,173
LAC Intermediate LLC	—	233,333	3,177
Leap Service Partners LLC	5,282,508	1,549,536	(661)
Lockmasters Security Intermediate, Inc.	1,756,547	411,789	(7,043)
LUV Car Wash Group LLC	932,432	—	5,643
M&D Midco, Inc.	4,607,735	871,560	105,793
Management Consulting & Research LLC	—	909,498	8,016
MC Group Ventures Corp.	410,402	517,857	6,880
OIS Management Services LLC	—	769,231	14,913
Orion Group HoldCo LLC	—	281,944	(4,227)
Paint Intermediate III LLC	—	660,661	14,969
PAK Quality Foods Acquisition LLC	2,686,567	1,567,164	(27,820)
Perennial Services Group LLC	—	443,038	6,045
Polymer Solutions Group LLC	—	463,768	7,317
Refocus Management Services LLC	2,302,632	460,526	12,089
Renovation Systems LLC	629,468	563,681	1,712
SBP Holding LP	1,161,290	1,342,742	18,282

John Hancock GA Senior Loan Trust
Notes to Portfolio of investments 3-31-24 (unaudited)

Unfunded Term Loan	Principal on Delayed Draw Term Loan	Principal on Revolver	Unrealized Appreciation (Depreciation)
Simplicity Financial Marketing Holdings, Inc.	3,465,228	647,749	28,270
Steward Partners Global Advisory LLC	2,107,143	1,428,571	41,714
SurfacePrep Buyer LLC	1,986,301	1,738,014	(20,780)
Tilley Chemical Company, Inc.	—	1,433,761	(55,863)
Trimech Acquisition Corp.	—	894,737	9,271
WWEC Holdings III Corp.	4,696,926	2,166,827	100,271
XpressMyself.com LLC	—	1,470,588	(14,806)
Total	$52,215,670	$42,985,670	$255,545
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.